The following table details the amount of the decommissioning provision by producing area: (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Decommissioning provision	$ 15,474	$ 15,619	$ 19,172	$ 18,780
Onshore [Member]
IfrsStatementLineItems [Line Items]
Decommissioning provision	500	873
Shallow Waters [Member]
IfrsStatementLineItems [Line Items]
Decommissioning provision	3,834	3,732
Deep And Ultradeep Postsalt [Member]
IfrsStatementLineItems [Line Items]
Decommissioning provision	8,410	8,420
Pre Salt [Member]
IfrsStatementLineItems [Line Items]
Decommissioning provision	$ 2,730	$ 2,594